Western & Southern Financial Group®	400 Broadway Cincinnati, OH 45202 Tel: 513-357-4076 Simon.Berry@wslife.com

May 14, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Touchstone Strategic Trust
File Nos. 002-80859 and 811-03651

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of Touchstone Strategic Trust (the “Trust”), as certification that the Prospectus and Statement of Additional Information, each dated May 9, 2025, do not differ from those contained in Post-Effective Amendment No. 241 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on May 8, 2025 (SEC Accession No. 0001193125-25-115897) and became effective on May 9, 2025.

Please contact the undersigned at (513) 357-4076 if you have any questions.

Sincerely,

/s/ Simon Berry
Simon Berry Western & Southern Financial Group Senior Counsel